Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Unit [Abstract]
-Net income	$ 53,260	$ 34,052	$ 3,613
Less:
Net Income attributable to preferred unitholders	11,563	11,563	11,563
General Partner’s interest in Net Income	41	23	(8)
Net income/(loss) attributable to common unitholders	$ 41,656	$ 22,466	$ (7,942)
Weighted average number of common units outstanding, basic and diluted	36,504,120	35,546,823	35,490,000
Earnings/ (Losses) per common unit, basic and diluted	$ 1.14	$ 0.63	$ (0.22)